Share-Based compensation	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based compensation

8. Share-based compensation

At March 31, 2016, the Company has four share-based compensation plans and an employee stock purchase plan, which are more fully described below.

Prior to the IPO, the Company granted share-based awards under three share option plans which are the Mimecast Limited 2007 Key Employee Share Option Plan (the 2007 Plan), the Mimecast Limited 2010 EMI Share Option Scheme (the 2010 Plan), and the Mimecast Limited Approved Share Option Plan (the Approved Plan) (the 2007 Plan, the 2010 Plan and the Approved Plan, collectively, the Historical Plans).

Upon the closing of the IPO, the Mimecast Limited 2015 Share Option and Incentive Plan (the 2015 Plan) and the 2015 Employee Stock Purchase Plan (the 2015 ESPP) became effective. Subsequent to the IPO, future grants of share-based awards will be made under the 2015 Plan and no further grants under the Historical Plans are permitted.

The 2015 Plan was adopted by our board of directors on September 2, 2015, approved by our shareholders on November 4, 2015 and became effective on the date of the Company’s IPO. The 2015 Plan allows the compensation committee to make equity-based incentive awards to our officers, employees, non-employee directors and consultants. Initially, a total of 5,500,000 ordinary shares were reserved for the issuance of awards under the 2015 Plan. This number is subject to adjustment in the event of a share split, share dividend or other change in our capitalization. The 2015 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2016, by 5% of the outstanding number of ordinary shares on the immediately preceding December 31 or such lesser number of shares as determined by our board of directors.

In September 2015, our board of directors adopted the Mimecast Limited 2015 Employee Share Purchase Plan (ESPP), which was approved by our shareholders on November 4, 2015. The ESPP initially reserves and authorizes for issuance a total of 1,100,000 ordinary shares. This number is subject to adjustment in the event of a share split, share dividend or other change in our capitalization. Participating employees of the Company may purchase ordinary shares during pre-specified purchase periods at a price equal to the lesser of 85% of the fair market value of an ordinary share of the Company at the beginning of the purchase period or 85% of the fair market value of an ordinary share of the Company at the end of the purchase period. The Board has not determined the date on which the initial purchase period will commence under the ESPP.

Under the 2015 Plan, the share option price may not be less than the fair market value of the ordinary shares on the date of grant and the term of each share option may not exceed 10 years from the date of grant. Share options typically vest over 4 years, but vesting provisions can vary based on the discretion of the Board. We settle share options exercises under the 2015 Plans through newly issued shares. The Company’s ordinary shares underlying any awards that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, or otherwise terminated other than by exercise will be added back to the shares available for issuance under the 2015 Plan.

Under the Historical Plans, share-based awards have a term of 10 years from the date of grant and typically vest over 4 years, however, vesting provisions could vary based on the discretion of the Board. Subsequent to the Company’s IPO, the Company’s ordinary shares underlying any awards issued under the Historical Plans that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, or otherwise terminated other than by exercise will be not be added back to the shares available for issuance.

Certain awards granted by the Company under the Historical Plans are subject to service-based vesting conditions and a performance-based vesting condition based on a liquidity event, defined as either a change of control or an IPO. As a result, no compensation cost related to share-based awards with these performance conditions had been recognized through the date of the Company’s IPO, as the Company had determined that a liquidity event was not probable. Upon the IPO, 100% of the unvested portion of options granted under the Historical Plans prior to May 13, 2014 became vested. For options issued to employees other than those in our US subsidiary, 25% of the vested shares underlying options became exercisable immediately upon the listing, 50% of the shares underlying options will become exercisable 12 months following the date of the listing, and 25% of the shares underlying options will become exercisable 24 months following the date of the listing. Upon consummation of the IPO, the Company began to record expense for these awards using the accelerated attribution method over the remaining service period. Options granted on or after May 13, 2014 under the 2010 Plan, and the Approved Plan shall continue vesting as set forth in the option award agreements.

The number of options available for future grant under the Plans as of March 31, 2016 was 5,999,375.

Share-based compensation expense recognized under the Plans in the accompanying consolidated statements of operations was as follows:

	Year Ended March 31,
	2016	2015	2014
	(in thousands)
Cost of revenue	$633	$151	$151
Research and development	1,711	544	291
Sales and marketing	3,180	1,684	395
General and administrative	2,362	3,047	395

Total share-based compensation expense	$7,886	$5,426	$1,232

Share option activity under the Plans for the year ended March 31, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2015	5,631,854	$1.84	5.91	$44,591
Options granted	3,726,410	$8.84
Options exercised	(940,187)	$0.94
Options forfeited and cancelled	(348,211)	$5.99

Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541

Exercisable at March 31, 2016	2,591,492	$2.27	5.51	$19,340

Exercisable and expected to be exercisable at March 31, 2016 (2)	7,884,565	$4.91	7.10	$38,336

(1)	As of March 31, 2016, the aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ exchange on March 31, 2016 and the exercise price of the underlying options. As of March 31, 2015, the aggregate intrinsic value was calculated based on the positive difference, if any, between the estimated fair value of our ordinary shares and the exercise price of the underlying options.
(2)	This represents the number of exercisable options plus the number of options expected to become exercisable as of March 31, 2016 based on the options outstanding as of March 31, 2016 adjusted for the estimated forfeiture rate.
(3)	Certain of the Company’s option grants have an exercise price denominated in British pound. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.

The total intrinsic value of options exercised was $8,198, $5,112 and $234 for the years ended March 31, 2016, 2015 and 2014, respectively. Total cash proceeds from such option exercises were $885, $632 and $30 for the years ended March 31, 2016, 2015 and 2014, respectively.

In 2011, the Company granted its two founders a total of 550,000 restricted share awards, which vest over a period of four years, 25% at the end of year one and then 6.25% quarterly over the remaining three years. No additional restricted share awards were issued subsequent to this grant. As of March 31, 2015, a total of 31,250 awards remained unvested. As of March 31, 2015, the aggregate intrinsic value of unvested shares was $0.3 million. As of March 31, 2016, all restricted share awards were fully vested.

In November 2015, the Company granted restricted share units (RSUs) to two of its Directors in the amount of 25,000 and 20,000, respectively. The RSU in the amount of 25,000 vests over three years on a monthly basis. The RSU in the amount of 20,000 cliff vests over a five month period. As of March 31, 2016, a total of 42,224 awards remained unvested and the aggregate intrinsic value of unvested shares was $0.4 million.

As of March 31, 2016, there was approximately $13.2 million of unrecognized share-based compensation, net of estimated forfeitures, related to unvested share-based awards subject to service-based vesting conditions, which is expected to be recognized over a weighted-average period of 3.6 years. The total unrecognized share-based compensation cost will be adjusted for future changes in estimated forfeitures.

As of March 31, 2016, there was approximately $2.9 million of unrecognized share-based compensation, net of estimated forfeitures, related to unvested share-based awards, subject to both service-based vesting conditions and a performance-based vesting condition based on a liquidity event, which occurred upon the Company’s IPO. These awards are expected to be recognized over a weighted-average period of 1.1 years.